Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Fresh2 Group Limited
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description	This Amendment No. 2 to the Annual Report on Form 20-F (this “Amendment”) amends the Annual Report on Form 20-F of Fresh2 Group Limited. for the year ended December 31, 2022, which was originally filed with the U.S. Securities and Exchange Commission on May 16, 2023, as amended on January 9, 2023 (the “Report”).We are filing this Amendment for the primary purpose of disclosing certain risks relating to the ability to enforce civil liabilities in the U.S. against our officers and directorsThis Amendment includes a new risk factor relating to the enforcement of civil liabilities in the U.S. against our officers and directors in Part I, Item 3.D, Risk Factors, and a new Enforceability of Civil Liabilities section in Part I, Item 10.B, Memorandum and Articles of Association.In addition, in connection with this Form 20-F/A, our Chief Executive Officer and Chief Financial Officer have provided new certifications dated as of the date of this filing (Exhibits 12.1 and 12.2) to correct omissions in the Original Report. Except as described above, this Form 20-F/A does not amend, update or change any other items or disclosures in the Report and does not purport to reflect any information or events subsequent to the filing thereof. As such, this Form 20-F/A speaks only as of the date the Report was filed, and we have not undertaken herein to amend, supplement or update any information contained in the Report to give effect to any subsequent events. Accordingly, this Form 20-F/A should be read in conjunction with our Report and our other filings made with the SEC subsequent to the filing of the Original Report, including any amendments to those filings.It is important to note that in late 2022 we began to transition our business to build a comprehensive B2B e-commerce platform with a focus on assisting restaurant owners in selecting Asian food suppliers more efficiently with the ultimate goal of providing one-stop fulfillment services from food sourcing to last-mile delivery. In 2023, we sold our early cancer screening and detection business and as of June 30, 2023, we no longer qualified as a Foreign Private Issuer, as defined in Rule 405 of Regulation C under the Securities Act of 1933 and Rule 3b-4 under the Securities Exchange Act of 1934.
Entity Central Index Key	0001786511
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-39137
Document Transition Report	false
Document Shell Company Report	false
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	650 5TH AVE STE 2416
Entity Address, City or Town	NEW YORK
Entity Address, Country	US
Entity Address, Postal Zip Code	10019-6108
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	5395
Auditor Name	Marcum Asia CPAs llp
Auditor Location	New York, New York
Business Contact
Document Information Line Items
Entity Address, Address Line One	650 5TH AVE STE 2416
Entity Address, City or Town	NEW YORK
Entity Address, Country	US
Entity Address, Postal Zip Code	10019-6108
Contact Personnel Name	Xiaoyu Li
City Area Code	+1
Local Phone Number	917 3976890
Contact Personnel Email Address	fayeli@fresh2.co
Auditor One
Document Information Line Items
Auditor Firm ID	711
Auditor Name	Friedman LLP
Auditor Location	New York, New York
American depositary shares (each representing 20 Class A ordinary shares, par value US$0.01 per share)
Document Information Line Items
Trading Symbol	ANPC
Title of 12(b) Security	American depositary shares (each representing 20 Class A ordinary shares, par value US$0.01 per share)
Security Exchange Name	NASDAQ
Class A ordinary share, par value US$0.01 per share [Member]
Document Information Line Items
Title of 12(b) Security	Class A ordinary share, par value US$0.01 per share
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	79,536,589
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	3,573,100